Employee Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																		24 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Executive Officer Restricted Stock Year	Dec. 31, 2009 Executive Officer Restricted Stock	Dec. 31, 2008 Executive Officer Restricted Stock	Dec. 31, 2010 Executive Officer Restricted Stock Incentive Compensation Plan 2009	Dec. 31, 2009 Executive Officer Restricted Stock Incentive Compensation Plan 1997	Dec. 31, 2010 Executive Officer Restricted Stock Lodging Composite Index Right	Dec. 31, 2009 Executive Officer Restricted Stock Lodging Composite Index Right	Dec. 31, 2008 Executive Officer Restricted Stock Lodging Composite Index Right	Dec. 31, 2010 Executive Officer Restricted Stock REIT Composite Index Right	Dec. 31, 2009 Executive Officer Restricted Stock REIT Composite Index Right	Dec. 31, 2008 Executive Officer Restricted Stock REIT Composite Index Right	Dec. 31, 2010 Executive Officer Stock Option Incentive Compensation Plan 2009	Dec. 31, 2009 Executive Officer Stock Option Incentive Compensation Plan 1997	Dec. 31, 2010 Executive Officer Incentive Plan, 2009 Through 2011 Restricted Stock	Dec. 31, 2009 Executive Officer Incentive Plan, 2009 Through 2011 Restricted Stock	Dec. 31, 2010 Executive Officer Incentive Plan, 2009 Through 2011 Restricted Stock	Dec. 31, 2010 Executive Officer Incentive Plan, 2009 Through 2011 Restricted Stock Performance Awards	Dec. 31, 2010 Executive Officer Incentive Plan, 2009 Through 2011 Restricted Stock Total Shareholders Return	Dec. 31, 2010 Executive Officer Incentive Plan, 2009 Through 2011 Restricted Stock NAREIT	Feb. 05, 2009 Executive Officer Incentive Plan, 2006 Through 2008 Restricted Stock	Dec. 31, 2008 Executive Officer Incentive Plan, 2006 Through 2008 Restricted Stock	Dec. 31, 2010 Executive Officer Restricted Stock		Dec. 31, 2009 Executive Officer Restricted Stock		Dec. 31, 2008 Executive Officer Restricted Stock		Dec. 31, 2007 Executive Officer Restricted Stock	Dec. 31, 2009 Upper Middle Management Restricted Stock Incentive Compensation Plan 1997	Dec. 31, 2010 Restricted Stock	Dec. 31, 2010 Restricted Stock Incentive Compensation Plan 2009 Broad Based	Dec. 31, 2010 Lower Limit Employee Stock Option Incentive Compensation Plan 2009	Dec. 31, 2010 Upper Limit Employee Stock Option Incentive Compensation Plan 2009	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Dec. 31, 2010 Employee Stock Option Incentive Compensation Plan 2009 Year	Dec. 31, 2009 Employee Stock Option Incentive Compensation Plan 2009 Year	Dec. 31, 2010 Other Stock Plans Year	Dec. 31, 2009 Other Stock Plans	Dec. 31, 2008 Other Stock Plans
Employee Benefits Disclosure [Line Items]
Common stock reserved and available for issuance under the Comprehensive Plan	19,200,000
Stock authorized that can be issued for stock-based compensation to employees and directors																																	25,500,000
Vesting term																																									3
Shares - granted							5,000,000	2,400,000									300,000	7,200,000	7,500,000						200,000		7,200,000		200,000			200,000		200,000							120,000	331,000	51,000
Exercise price per share for granted shares																									$ 11		$ 7		$ 7		$ 7			$ 10.4
Compensation expense	$ 39.6	$ 20.5	$ 2.8	$ 36.0	$ 19.0	$ 2.0																															$ 1.8	$ 0.8			$ 2.2	$ 1.4	$ 1.1
Shares	1,500,000														1,000,000	400,000																							100,000	1,400,000
Expiration term (in years)																																							10	10
Options vested at year end																																					518,000	464,000
Shares - granted	400,000	9,000,000	300,000
Unrecognized stock compensation expense				$ 32
Vested - shares	2,600,000	2,200,000	300,000
Unrecognized stock compensation expense, weighted average period				1
Shares - nonvested	4,300,000
Weighted average fair value per share	$ 10.30
Assumed volatility				82.90%	82.90%	82.90%																													49.00%	62.00%
Risk free interest rate percentage				1.02%	1.02%	1.02%																													2.00%	3.10%
Stock beta									1.062	1.062	1.062	1.377	1.377	1.377
Shares vesting percentage																				48.00%	26.00%	26.00%
Payout comparison																	approximately 26% is based on the
Shares vested																								110,000	1,900,000	[1]	1,600,000	[1]	300,000	[1]
Shares issued																							110,000
Dividend percentage																																							5.00%

[1]	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 0.8 million shares issued in 2010 include shares vested at December 31, 2009, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $6.9 million, $0.6 million and $1.6 million, for 2010, 2009 and 2008, respectively.